Fair Value Loss on Convertible Notes Derivative and Warrants (Tables)	12 Months Ended
Jan. 31, 2021
Fair Value Loss On Convertible Notes Derivative And Warrants
Disclosure of Detailed Information About Fair Value Loss on Convertible Notes Derivative and Warrants
	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Fair value loss on Convertible Notes and warrants	26,552	-	775